SUPPLEMENT DATED AUGUST 4, 2026
TO THE FOLLOWING PROSPECTUSES, SUMMARY PROSPECTUSES, AND NOTICE DOCUMENTS

PROSPECTUS, INITIAL SUMMARY PROSPECTUS, AND UPDATING SUMMARY PROSPECTUS DATED MAY 1, 2026 FOR

Accumulator Variable Universal Life

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS DATED MAY 1, 2026 FOR

Milestone VUL-G

NOTICE DOCUMENTS DATED MAY 1, 2026 AND PROSPECTUSES FOR

CompleteSM Variable Life Insurance dated May 1, 2012
CompleteSM Advisor Variable Life Insurance dated May 1, 2012
Symetra Focus Variable Annuity dated May 1, 2011
Symetra Retirement Passport Group Variable Annuity dated May 1, 2010
Symetra True Variable Annuity® dated May 1, 2016

This supplement updates certain information in the prospectuses, summary prospectuses, and Notice Documents for the above referenced variable annuity contracts and variable life insurance policies issued by Symetra Life Insurance Company.

Effective July 29, 2026, Vanguard VIF Mid-Cap Index Portfolio was renamed Vanguard VIF Morningstar Mid-Cap Index Portfolio. Accordingly, all references to Vanguard VIF Mid-Cap Index Portfolio in the above referenced prospectuses, summary prospectuses, and Notice Documents are hereby replaced with Vanguard VIF Morningstar Mid-Cap Index Portfolio.